Profit for the Year (Tables)	12 Months Ended
Mar. 31, 2026
Profit for the Year [Abstract]
Schedule of Profit for the Year

Profit for the year has been arrived at after charging:

	2026	2025	2024
Depreciation of property, plant and equipment	$60,497	$55,009	$56,743
Amortization of intangible assets	26,039	20,757	7,494
Amortization of ROU assets	600,581	997,605	861,339
Allowance for expected credit losses	43,082	-	-